Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net earnings (loss) per common share

		2020	2019	2018
Weighted average common shares outstanding – basic (thousands of shares)		1,181,768	1,190,977	1,218,798
Effect of dilutive stock options (thousands of shares)		—	2,129	4,960
Weighted average common shares outstanding – diluted (thousands of shares)		1,181,768	1,193,106	1,223,758
Net earnings (loss)		$(435)	$5,416	$2,591
Net earnings (loss) per common share	– basic	$(0.37)	$4.55	$2.13
	– diluted	$(0.37)	$4.54	$2.12